Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Current	$ 136,336,312
Borrower Asset Non-current	9,538,658
Borrower Asset Gross Total	145,874,970
Borrower Asset ECL	(69,146)
Borrower Asset Gross Total	$ 145,805,824
Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	1,729,120
Borrower Asset Current	$ 11,585
Borrower Asset Non-current
Borrower Asset Gross Total	11,585
Borrower Asset ECL
Borrower Asset Gross Total	$ 11,585
BTC [Member] | Counterparty A [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	500.6986
Borrower Asset Current	$ 29,192,522
Borrower Asset Non-current
Borrower Asset Gross Total	29,192,522
Borrower Asset ECL
Borrower Asset Gross Total	$ 29,192,522
BTC [Member] | Counterparty F [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	60.075
Borrower Asset Current	$ 3,502,588
Borrower Asset Non-current
Borrower Asset Gross Total	3,502,588
Borrower Asset ECL
Borrower Asset Gross Total	$ 3,502,588
BTC [Member] | Counterparty H [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	220
Borrower Asset Current	$ 12,826,788
Borrower Asset Non-current
Borrower Asset Gross Total	12,826,788
Borrower Asset ECL
Borrower Asset Gross Total	$ 12,826,788
ETH [Member] | Counterparty A [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	11,024.863
Borrower Asset Current	$ 17,239,647
Borrower Asset Non-current
Borrower Asset Gross Total	17,239,647
Borrower Asset ECL
Borrower Asset Gross Total	$ 17,239,647
ETH [Member] | Counterparty F [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	2,005.8333
Borrower Asset Current	$ 3,136,534
Borrower Asset Non-current
Borrower Asset Gross Total	3,136,534
Borrower Asset ECL
Borrower Asset Gross Total	$ 3,136,534
ETH [Member] | Counterparty H [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	6,000
Borrower Asset Current	$ 9,382,237
Borrower Asset Non-current
Borrower Asset Gross Total	9,382,237
Borrower Asset ECL
Borrower Asset Gross Total	$ 9,382,237
SOL [Member] | Counterparty A [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	274,177.8082
Borrower Asset Current	$ 13,216,153
Borrower Asset Non-current	6,845,410
Borrower Asset Gross Total	20,061,563
Borrower Asset ECL	(69,146)
Borrower Asset Gross Total	$ 19,992,417
SUI [Member] | Counterparty F [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	12,227,585.5414
Borrower Asset Current	$ 8,778,811
Borrower Asset Non-current	2,693,248
Borrower Asset Gross Total	11,472,059
Borrower Asset ECL
Borrower Asset Gross Total	$ 11,472,059
Ripple (XRP) [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	15,745,969.4444
Borrower Asset Current	$ 16,238,818
Borrower Asset Non-current
Borrower Asset Gross Total	16,238,818
Borrower Asset ECL
Borrower Asset Gross Total	$ 16,238,818
Bittensor (TAO) [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	19,079.1667
Borrower Asset Current	$ 3,862,619
Borrower Asset Non-current
Borrower Asset Gross Total	3,862,619
Borrower Asset ECL
Borrower Asset Gross Total	$ 3,862,619
Hedera (HBAR) [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	48,620,250
Borrower Asset Current	$ 3,418,004
Borrower Asset Non-current
Borrower Asset Gross Total	3,418,004
Borrower Asset ECL
Borrower Asset Gross Total	$ 3,418,004
RNDR [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity
Borrower Asset Current
Borrower Asset Non-current
Borrower Asset Gross Total
Borrower Asset ECL
Borrower Asset Gross Total
AVAX [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity
Borrower Asset Current
Borrower Asset Non-current
Borrower Asset Gross Total
Borrower Asset ECL
Borrower Asset Gross Total
ICP [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	613,050
Borrower Asset Current	$ 1,298,930
Borrower Asset Non-current
Borrower Asset Gross Total	1,298,930
Borrower Asset ECL
Borrower Asset Gross Total	$ 1,298,930
NEAR [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	1,151,826.6667
Borrower Asset Current	$ 2,048,293
Borrower Asset Non-current
Borrower Asset Gross Total	2,048,293
Borrower Asset ECL
Borrower Asset Gross Total	$ 2,048,293
UNI [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	362,603.3333
Borrower Asset Current	$ 1,002,417
Borrower Asset Non-current
Borrower Asset Gross Total	1,002,417
Borrower Asset ECL
Borrower Asset Gross Total	$ 1,002,417
VIRTUAL [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	1,650,210
Borrower Asset Current	$ 866,690
Borrower Asset Non-current
Borrower Asset Gross Total	866,690
Borrower Asset ECL
Borrower Asset Gross Total	$ 866,690
FET [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	4,444,000
Borrower Asset Current	$ 762,590
Borrower Asset Non-current
Borrower Asset Gross Total	762,590
Borrower Asset ECL
Borrower Asset Gross Total	$ 762,590
INJ [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	301,250
Borrower Asset Current	$ 1,383,762
Borrower Asset Non-current
Borrower Asset Gross Total	1,383,762
Borrower Asset ECL
Borrower Asset Gross Total	$ 1,383,762
CRV [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	3,560,925
Borrower Asset Current	$ 664,469
Borrower Asset Non-current
Borrower Asset Gross Total	664,469
Borrower Asset ECL
Borrower Asset Gross Total	$ 664,469
KAS [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	22,735,533.3333
Borrower Asset Current	$ 695,707
Borrower Asset Non-current
Borrower Asset Gross Total	695,707
Borrower Asset ECL
Borrower Asset Gross Total	$ 695,707
AERO [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	2,016,970
Borrower Asset Current	$ 932,849
Borrower Asset Non-current
Borrower Asset Gross Total	932,849
Borrower Asset ECL
Borrower Asset Gross Total	$ 932,849
XLM [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	3,401,482.5
Borrower Asset Current	$ 612,267
Borrower Asset Non-current
Borrower Asset Gross Total	612,267
Borrower Asset ECL
Borrower Asset Gross Total	$ 612,267
ONDO [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	1,824,000
Borrower Asset Current	$ 563,434
Borrower Asset Non-current
Borrower Asset Gross Total	563,434
Borrower Asset ECL
Borrower Asset Gross Total	$ 563,434
JUP [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	2,732,805.1667
Borrower Asset Current	$ 568,423
Borrower Asset Non-current
Borrower Asset Gross Total	568,423
Borrower Asset ECL
Borrower Asset Gross Total	$ 568,423
APT [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	470,697.0833
Borrower Asset Current	$ 266,838
Borrower Asset Non-current
Borrower Asset Gross Total	266,838
Borrower Asset ECL
Borrower Asset Gross Total	$ 266,838
AAVE [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	3,906.5
Borrower Asset Current	$ 332,982
Borrower Asset Non-current
Borrower Asset Gross Total	332,982
Borrower Asset ECL
Borrower Asset Gross Total	$ 332,982
PYTH [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	4,586,600
Borrower Asset Current	$ 181,171
Borrower Asset Non-current
Borrower Asset Gross Total	181,171
Borrower Asset ECL
Borrower Asset Gross Total	$ 181,171
RUNE [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	253,260
Borrower Asset Current	$ 96,315
Borrower Asset Non-current
Borrower Asset Gross Total	96,315
Borrower Asset ECL
Borrower Asset Gross Total	$ 96,315
MANTRA [Member] | Counterparty J [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity
Borrower Asset Current
Borrower Asset Non-current
Borrower Asset Gross Total
Borrower Asset ECL
Borrower Asset Gross Total
WLD [Member] | Counterparty A [Member]
Schedule of SUI Digital Assets are Considered a Level 3 in Financial Instrument Hierarchy [Line Items]
Borrower Asset Quantity	50,115.0685
Borrower Asset Current	$ 3,252,869
Borrower Asset Non-current
Borrower Asset Gross Total	3,252,869
Borrower Asset ECL
Borrower Asset Gross Total	$ 3,252,869